Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash Flows From Operating Activities
Net loss	$ (210,977)	$ (242,162)	$ (263,930)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	200,542	237,225	228,463
Bad debt expense	1,331	6,507	6,505
Deferred income tax benefit	357	(14,103)	(36,272)
Share-based compensation	51,383	13,715	17,663
Loss on extinguishment of debt	50,676	0	0
Gain on sale of line of business	0	(39,104)	0
Impairment on assets held for sale	18,431	0	0
Deferred finance charges	2,496	9,182	23,510
Tax indemnity write-off	0	33,819	0
Other operating activities	(374)	(3,979)	2,548
Changes in operating assets and liabilities:
Accounts receivable	(593)	(50,906)	43,109
Prepaid expenses	(10,224)	(2,936)	(4,052)
Other assets	(975)	578	10,799
Accounts payable	(13,838)	(18,091)	(39,660)
Accrued expenses and other current liabilities	1,095	9,842	(6,038)
Deferred revenues	33,480	33,539	18,751
Operating lease right of use assets	11,365	0	0
Operating lease liabilities	(11,251)	0	0
Other liabilities	(5,344)	774	5,271
Net cash (used in) provided by operating activities	117,580	(26,100)	6,667
Cash Flows From Investing Activities:
Capital expenditures	(69,836)	(45,410)	(37,804)
Acquisitions, net of cash acquired	(68,424)	(23,539)	(7,401)
Acquisition of intangibles	(2,625)
Proceeds from sale of Product Line, net of restricted cash		80,883	5,000
Net cash (used in) provided by investing activities	(140,885)	11,934	(40,205)
Cash Flows used in Financing Activities:
Proceeds from revolving credit facility	70,000	45,000	30,000
Principal payments on term loan	(641,509)	(46,709)	(15,423)
Repayment of revolving credit facility	(50,000)	(30,000)
Payment of debt issuance costs	(41,923)		(817)
Contingent purchase price payment	(2,371)	(2,470)
Proceeds from reverse recapitalization	682,087	0	0
Proceeds from issuance of debt	1,600,000	0	0
Extinguishment of debt	(1,342,651)	0	0
Tax receivable agreement payout	(200,000)	0	0
Proceeds from the exercise of warrants and employee share options	1,582	1,574	9,058
Net cash (used in) provided by financing activities	75,215	(32,605)	22,818
Effects of exchange rates	(971)	(5,193)	3,248
Net increase (decrease) in cash and cash equivalents, and restricted cash	50,939	(51,964)	(7,472)
Beginning of period:
Cash and cash equivalents	25,575	53,186	77,136
Restricted cash	9	24,362	7,884
Total cash and cash equivalents, and restricted cash, beginning of period	25,584	77,548	85,020
Less: Cash included in assets held for sale, end of period	(384)	0	0
Cash and cash equivalents, and restricted cash, end of period	76,139	25,584	77,548
Cash and cash equivalents	76,130	25,575	53,186
Restricted cash	9	9	24,362
Supplemental Cash Flow Information:
Cash paid for interest	101,164	121,916	115,236
Cash paid for income tax	29,204	13,210	14,722
Capital expenditures included in accounts payable	8,762	5,166	2,473
Assets received as reverse recapitalization capital	1,877	0	0
Liabilities assumed as reduction of reverse recapitalization capital	$ 5,910	$ 0	$ 0